Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 6,370	₩ 3,869	₩ 3,342	₩ 3,363
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,780	1,938	1,264	2,234
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	626	545	483	₩ 332
License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,678	1,351	1,430
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	286	35	₩ 165
Acquisition price
Disclosure of detailed information about intangible assets [line items]
Intangible assets	28,820	23,659
Acquisition price | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,567	16,284
Acquisition price | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,376	1,215
Acquisition price | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8,510	5,043
Acquisition price | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,367	1,117
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(22,450)	(19,790)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,787)	(14,346)
Accumulated amortization | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(750)	(670)
Accumulated amortization | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(5,832)	(3,692)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (1,081)	₩ (1,082)